Loans to others (Schedule of Loans to Others) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Opening balance	₪ 0	$ 0		₪ 18,707
Payment of loans granted to others	0	0		(18,707)
Closing balance	₪ 0	$ 0	[1]	₪ 0

[1]	Convenience Translation into US Dollars.